SUPPLEMENT DATED FEBRUARY 12, 2009

TO PROSPECTUS DATED MAY 1, 2008
FOR SUN LIFE CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

Effective September 28, 2008, Lehman Brothers AMT Short Duration Bond Portfolio changed its name to Short Duration Bond Portfolio.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.